Other income, net	12 Months Ended
Dec. 31, 2014
Other Income and Expenses [Abstract]
Other income, net
24.	Other income, net

	Years ended December 31,
(In thousands)	2012	2013	2014
Subsidy income	1,621	1,393	2,236
Fair value changes of warrants liabilities (note 14)	(710)	1,531	8,054
Investment income from short-term investments	2	1,847	3,471
Dilution gains arising from deemed disposal of investment (Note 10)	—	—	449
Exchange losses	(351)	(252)	(176)
Others	2	160	(68)

	564	4,679	13,966